Earnings per share (Details) - shares	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Earnings per share
Weighted-average number of common shares outstanding (basic)	225,150,339	224,349,604
Effect of dilutive share-based awards	7,199,489	722,095